Allowance For Loan Losses (Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	$ 6,138	$ 8,519
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	14	4
With an allowance recorded, Average recorded investment	1,419	1,012
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	24	0
Commercial and industrial
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	2,099	2,913
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	4,039	5,606
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	14	4
With an allowance recorded, Average recorded investment	1,419	1,012
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 24	$ 0